Other assets and assets classified as held for sale (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other assets and assets classified as held for sale [abstract]
Prepayments	¥ 19,552	¥ 23,767
Prepayments to related parties	26,777	44,806
Total other assets	¥ 46,329	¥ 68,573